SUBSEQUENT EVENTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended		72 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended						2 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2014	Aug. 31, 2014	Feb. 28, 2015	Jan. 31, 2015	Feb. 25, 2014	Feb. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Mar. 31, 2014	Feb. 28, 2014
Subsequent Event [Line Items]
Anti-dilution Adjustment Percentage		2.00%
Proceeds from Issuance of Debt		$ 50,000
Common Stock, Shares Authorized	100,000,000	100,000,000		100,000,000
Stock Units Conversion, Description	Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock).
Preferred Stock, Dividend Rate, Percentage	20.00%	20.00%
Preferred Stock, Liquidation Value, Percentage		20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	13,470,000	13,470,000		13,470,000
Common Stock, Shares, Outstanding	16,179,426	14,496,561	1,000	14,496,561										15,196,292
Preferred Stock, Shares Outstanding														4,000,000
Common Stock, Shares, Issued	16,179,426	14,496,561		14,496,561										15,196,292
Preferred Stock, Shares Issued														4,000,000
Common Stock, Capital Shares Reserved for Future Issuance														410,000
Warrants Expiration Starting Period	2014	2017
Warrants Expiration Ending Period	2019	2018
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Warrant Expiration Period	2019
Proceeds from Issuance of Common Stock		445,000	540,000	12,115,000
Stock Issued During Period, Shares Offering Cost	93,750
Proceeds from Issuance of Warrants		50,000
Incentive Plan 2010 [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance														3,000,000
Predecessor [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		304,000		304,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					73,750
Stock Issued During Period, Shares, Issued for Services	481,063	100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000
Proceeds from Issuance of Common Stock		125,000
Stock Issued During Period, Shares Offering Cost		11,250
Common Stock [Member] | Employee [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		345,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		150,000
Share Based Compensation Arrangement By Share Based Payment Award, Options, Expected to Vest, Outstanding, Number		195,000		195,000
Common Stock [Member] | Incentive Plan 2010 [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		595,000		595,000
Common Stock [Member] | Predecessor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		485,000	745,500			3,845,000	4,765,000	300,000	1,945,000
Stock Issued During Period, Shares, Issued for Services		100,000	100,000
Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized	20,000,000	20,000,000		20,000,000
Preferred Stock, Shares Outstanding	4,000,000
Preferred Stock, Shares Issued	4,000,000
Stock Issued During Period, Shares, Issued for Services	0	0
Preferred Stock [Member] | Incentive Plan 2010 [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		345,000
Preferred Stock [Member] | Predecessor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		0	0			0	0	0	4,000,000
Stock Issued During Period, Shares, Issued for Services		0	0
Noncontrolling Interest [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		80	500	80
Parent [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized		1,000,000		1,000,000
Common Stock, Shares, Outstanding		303,920	500	303,920
Bridgemedica LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues										150,000
Loss Contingency Accrual, Payments		20,000								20,000
Loss Contingency Accrual		5,000		5,000
Bridgemedica LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		150,000
Columbia University [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		45,821
Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues											345,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											150,000
Restricted Stock [Member] | Professional Advisory Firms [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	344,196
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		50,000										43,750					50,000
Proceeds from Issuance of Debt	50,000
Stock Units Conversion, Description																Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Common Stock, Shares, Outstanding														15,196,292
Preferred Stock, Shares Outstanding														4,000,000
Common Stock, Shares, Issued														15,196,292
Preferred Stock, Shares Issued														4,000,000
Common Stock, Capital Shares Reserved for Future Issuance														410,000
Warrants Expiration Starting Period														2017
Warrants Expiration Ending Period														2019
Debt Conversion, Converted Instrument, Shares Issued															60,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															60,000
Warrant Expiration Period															2019
Share Price		$ 1		$ 1										$ 1				2
Amount Borrowed for Demand Promissory Note																	5,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued																	50,000
Warrant Expiration Term																	5 years
Payoff of Notes Issued													64,193,900				5,000,000
Repayments of promissory note													10,000,000
Common stock issued per share												$ 2
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Common Stock Issued for Service																	25,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																487,500
Proceeds from Issuance of Debt	50,000
Stock Issued During Period, Shares, Issued for Services																		75,000
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan Two Zero One Four [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	595,000
Convertible Preferred Stock, Shares Issued upon Conversion	595,000
Subsequent Event [Member] | Common Stock [Member] | Predecessor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																686,668
Subsequent Event [Member] | Common Stock [Member] | Cost Of Raising Equity [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																82,500
Subsequent Event [Member] | Common Stock [Member] | Anti Dilution Adjustment [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																16,668
Subsequent Event [Member] | Professional Advisory Firms [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																			575,259
Subsequent Event [Member] | Bridgemedica LLC [Member]
Subsequent Event [Line Items]
Loss Contingency Accrual, Payments	$ 5,000
Subsequent Event [Member] | Non-Officer Board of Managers [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																100,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											195,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	25,000
Subsequent Event [Member] | Restricted Stock [Member] | Professional Advisory Firms [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																			344,196